Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Detail Explanation of Revenue in Statement of Profit or Loss

The Group has recognized the following amounts relating to revenue in the statement of profit or loss:

(In millions of Korean won)	2018
Revenue from contracts with customers	￦	23,012,257
Revenue from other sources		423,793

Total revenue	￦	23,436,050

Detail Explanation of Operating Revenue

Operating revenues for the years ended December 31, 2018, are as follows:

(In millions of Korean won)	2018
Mobile services	￦	6,827,685
Fixed-line services:		4,869,253
Fixed-line and VoIP telephone services		1,708,319
Broadband Internet access services		2,112,763
Data communication services		1,048,171
Media and content		3,182,324
Financial services		3,444,917
Sale of goods		3,288,911
Others		1,822,960

Total	￦	23,436,050

Detail Analysis of Contract with Customer Assets and Liabilities

The contract assets and liabilities recognized in relation to the revenues from contracts with customers are as follows:

(In millions of Korean won)	January 1, 2018		December 31, 2018
Contract assets	￦	421,131	￦	398,797
Contract liabilities		282,836		347,461
Deferred revenue		88,732		96,198

Detail Analysis of Contract Costs Recognized as Assets	The contract costs recognized as assets are as follows:

(In millions of Korean won)	January 1, 2018		December 31, 2018
Contract costs recognized as assets	￦	1,306,409	￦	1,469,855

Detail of Revenue Arising from Carried-Forward Contract Liabilities

In 2018, the recognized revenue arising from carried-forward contract liabilities from prior year is as follows:

(In millions of Korean won)	2018
Revenue recognized that was included in the contract liability balance at the beginning of the year
Allocation of the transaction price	￦	183,905
Deferred revenue of joining/installment fee		39,975
Others		1,536

Total	￦	225,416